Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Accrued Expenses

The following is a summary of accrued expenses at December 31, 2013 and 2012:

	2013	2012
Payroll	$11,311	$12,854
Interest	23,451	31,888
Insurance benefits	13,090	12,537
Accrued lease expense	37,346	32,100
Other	13,726	10,082

	$98,924	$99,461

LAMAR MEDIA CORP [Member]
Summary of Accrued Expenses	The following is a summary of accrued expenses at December 31, 2013 and 2012:

	2013	2012
Payroll	$11,311	$12,854
Interest	23,451	31,888
Other	60,870	52,118

	$95,632	$96,860